Organization	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization
Park National Corporation is a financial holding company headquartered in Newark, Ohio. Through its national bank subsidiary, PNB, Park is engaged in a general commercial banking and trust business, primarily in Ohio. PNB operates through eleven banking divisions with the Park National Bank Division headquartered in Newark, Ohio, the Fairfield National Bank Division headquartered in Lancaster, Ohio, The Park National Bank of Southwest Ohio & Northern Kentucky Division headquartered in Cincinnati, Ohio, the First-Knox National Bank Division headquartered in Mount Vernon, Ohio, the Farmers Bank Division headquartered in Loudonville, Ohio, the Security National Bank Division headquartered in Springfield, Ohio, the Unity National Bank Division headquartered in Piqua, Ohio, the Richland Bank Division headquartered in Mansfield, Ohio, the Century National Bank Division headquartered in Zanesville, Ohio, the United Bank, N.A. Division headquartered in Bucyrus, Ohio and the Second National Bank Division headquartered in Greenville, Ohio. A wholly-owned subsidiary of Park, GFSC is a consumer finance company located in Central Ohio.

Through February 16, 2012, Park operated a second banking subsidiary, Vision Bank ("Vision"), which was engaged in a general commercial banking business, primarily in Baldwin County, Alabama and the panhandle of Florida. Vision operated through two banking divisions with the Vision Bank Florida Division headquartered in Panama City, Florida and the Vision Bank Alabama Division headquartered in Gulf Shores, Alabama. Promptly following the sale of the Vision business to Centennial Bank (a wholly-owned subsidiary of HomeBanc Shares, Inc.), Vision surrendered its Florida banking charter to the Florida Office of Financial Regulation and became a non-bank Florida corporation. Vision (the Florida corporation) merged with and into a wholly-owned, non-bank subsidiary of Park, SEPH, with SEPH being the surviving entity. SEPH holds the remaining assets and liabilities retained by Vision subsequent to the sale. SEPH also holds OREO that had previously been transferred to SEPH from Vision. SEPH's assets consist primarily of performing and nonperforming loans and OREO. This segment represents a run off portfolio of the legacy Vision assets.

All of the Ohio-based banking divisions provide the following principal services: the acceptance of deposits for demand, savings and time accounts; commercial, industrial, consumer and real estate lending, including installment loans, credit cards, home equity lines of credit; trust services; cash management; safe deposit operations; electronic funds transfers and a variety of additional banking-related services. See Note 27 - Segment Information for financial information on the Corporation’s operating segments.